DISCONTINUED OPERATIONS AND LONG-LIVED ASSETS HELD FOR SALE AND LIABILITIES DIRECTLY ASSOCIATED WITH LONG-LIVED ASSETS HELD FOR SALE (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Income Statement Discontinued Operations [Abstract]
Net realized gains on sales of available-for-sale securities	€ 70		€ 88	€ (9)
Other-Than-Temporary-Impairment (of which NIL was recognized in OCI)	0	$ 0	(2)	(26)
Net gains on available for sale and held to maturity securities	70		86	(35)
Income tax expense	(19)		(21)	30
Discontinued Operations [Member]
ASSETS
Cash and due from banks	78		346
Deposits with Central Bank	127		464
Securities purchased under agreements to resell	0		7
Interest bearing deposits with banks	144		221
Trading assets	14		573
Derivative assets	3		1
Available-for-sale securities	2,527		2,873
Equity method investments	0		5
Loans	1,376		4,667
Less: Allowance for loan losses	(84)		(613)
Net Loans	1,292		4,054
Goodwill	0		3
Software and other intangibles	13		22
Premises and equipment	104		173
Accrued interest receivable	21		42
Other assets	701		856
Total assets of the discontinued operations	5,024		9,640
Total assets of disposal groups classified as held for sale	0		4
Total assets	5,024		9,644
LIABILITIES AND SHAREHOLDERS EQUITY
Interest bearing deposit	968		4,471
Non-interest bearing deposits	73		289
Total deposits	1,041		4,760
Securities sold under agreements to repurchase	6		10
Derivative liabilities	1		2
Accounts payable, accrued expenses and other liabilities	813		379
Insurance reserves	1,930		2,193
Long-term debt	0		12
Total liabilities of the discontinued operations	3,791		7,356
Total liabilities	3,791		7,356
Income Statement Discontinued Operations [Abstract]
Net interest income before provision for loan losses	203		887	1,734
Provision for loan losses	(32)		(265)	(499)
Net interest income after provision for loan losses	171		622	1,235
Total non-interest income excluding gains / (losses) on investment securities	644		569	865
Net realized gains on sales of available-for-sale securities	16		33	19
Other-Than-Temporary-Impairment (of which NIL was recognized in OCI)	0		(4)	(9)
Net realized gains on sales of held to maturity securities	0		1	1
Net gains on available for sale and held to maturity securities	16		30	11
Total non-interest income	660		599	876
Total non-interest expense	(708)		(1,161)	(1,540)
Income before income tax	123		60	571
Income tax expense	25		(12)	(72)
Net Income from discontinuing operations before impairments	148		48	499
Impairment of goodwill and PPA's	0		0	(1,965)
Impairment of assets classified as discontinued operations	(170)		(5)	(3,619)
Losses from disposal of discontinued operations	(213)		(105)	0
Net loss from discontinuing operations after impairments	(235)		(62)	(5,085)
NET LOSS attributable to NBG shareholders	(235)		(62)	(5,085)
Cash Flows from discontinued Operations
Cash flows used in operating activities	(254)		(2,491)	(1,191)
Cash flows provided by / (used in) investing activities	€ 283		€ 811	€ (1,801)